Supplement dated December 28, 2022
to the Statement of Additional Information (SAI), dated November 23, 2022, for the following funds:
Fund
Columbia Funds Variable Series Trust II
Variable Portfolio (VP) - Partners International Growth Fund
Variable Portfolio (VP) - Partners International Value Fund
Effective immediately, the information in the "Subadvisers Subadvisory and Sub-Subadvisory Agreement Fee Schedules or Aggregate Effective Fee Rates" table under the subsection "Investment Management and Other Services – The Investment Manager and Subadvisers – Subadvisory Agreements" of the SAI with respect to VP – Partners International Growth Fund is hereby superseded and replaced with the following:
Fund	Subadviser	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rates
VP – Partners International Growth Fund	William Blair (effective May 20, 2019) Walter Scott (effective May 15, 2020)	L U	0.318% (o)
(o)	Effective December 1, 2022, the subadvisory services fee schedule for William Blair changed. The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund beginning on December 1, 2022.
The rest of the section remains the same.
SUP7950-0002_(12/22)

Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to VP – Partners International Growth Fund is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2021, unless otherwise noted
VP – Partners International Growth Fund	William Blair: Alaina Anderson	5 RICs 14 PIVs 20 other accounts	$2.52 billion $3.15 billion $3.09 billion	None	William Blair	William Blair
	Simon Fennell	10 RICs 20 PIVs 47 other accounts	$7.96 billion $5.67 billion $13.00 billion	None
	Kenneth McAtamney	10 RICs 26 PIVs 45 other accounts	$7.72 billion $6.33 billion $14.02 billion	None
	Walter Scott: Fraser Fox(f)	4 RICs 45 PIVs 139 other accounts	$6.41 billion $22.08 billion $40.84 billion	2 PIVs ($152.00 M) 15 other accounts ($4.08 B)	Walter Scott	Walter Scott
	Jane Henderson	4 RICs 44 PIVs 148 other accounts	$9.86 billion $30.97 billion $65.21 billion	2 PIVs ($288.00 M) 16 other accounts ($12.14 B)
	Roy Leckie	4 RICs 44 PIVs 148 other accounts	$9.86 billion $30.97 billion $65.21 billion	2 PIVs ($288.00 M) 16 other accounts ($12.14 B)
	Charlie Macquaker	4 RICs 44 PIVs 148 other accounts	$9.86 billion $30.97 billion $65.21 billion	2 PIVs ($288.00 M) 16 other accounts ($12.14 B)
	Maxim Skorniakov(f)	4 RICs 45 PIVs 139 other accounts	$6.41 billion $22.08 billion $40.84 billion	2 PIVs ($152.00 M) 15 other accounts ($4.08 B)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2022.
SUP7950-0002_(12/22)

Effective January 1, 2023, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI with respect to VP – Partners International Value Fund is hereby superseded and replaced with the following:
		Other accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2021, unless otherwise noted
VP – Partners International Value Fund	TSW: Brandon Harrell	6 RICs 5 PIVs 13 other accounts	$8.35 billion $2.44 billion $4.83 billion	None	TSW	TSW
	Pzena: Rakesh Bordia(g)	3 RICs 8 PIVs 20 other accounts	$1.15 billion $1.01 billion $3.92 billion	1 PIV ($173.00 M)	Pzena	Pzena
	Caroline Cai	9 RICs 46 PIVs 54 other accounts	$3.99 billion $15.48 billion $13.52 billion	1 RIC ($222.00 M) 2 PIVs ($245.00 M) 2 other accounts ($439.00 M)
	Allison Fisch	10 RICs 24 PIVs 31 other accounts	$4.00 billion $2.55 billion $7.55 billion	1 RIC ($222.00 M) 1 PIV ($36.00 M)
	John Goetz	9 RICs 46 PIVs 54 other accounts	$3.99 billion $15.48 billion $13.75 billion	1 RIC ($222.00 M) 2 PIVs ($245.00 M) 2 other accounts ($439.00 M)
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(g)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of November 30, 2022.
The rest of the section remains the same.
Effective immediately, the following disclosure is added to the subsection "Expense Limitations – Expense Reimbursement Agreements" in the "Investment Management and Other Services" section of the SAI:
Effective December 1, 2022, the contractual fee waivers and/or reimbursements of Fund expenses for VP – Partners International Growth Fund as described in the “More Information About the Fund – Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” section of the Fund’s prospectus will not exceed the following annual rates:
	Class 1	Class 2
VP – Partners International Growth Fund	0.86%	1.11%
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP7950-0002_(12/22)
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